Earnings (loss) Per Share (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net (loss) income attributable to Vipshop Holdings Limited's shareholders	$ 137,259,907	$ 52,299,863	$ (9,472,074)
Class A ordinary shares
Denominator:
Weighted-average ordinary shares, outstanding-basic	96,800,324	92,452,279	72,338,848
Weighted-average ordinary shares, outstanding-diluted	103,717,226	98,984,815	72,338,848
Basic net (loss) earnings per share (in dollars per share)	$ 1.21	$ 0.48	$ (0.11)
Diluted net (loss) earnings per share (in dollars per share)	$ 1.14	$ 0.45	$ (0.11)
Class B ordinary shares
Denominator:
Weighted-average ordinary shares, outstanding-basic	16,510,358	16,510,358	16,510,358
Weighted-average ordinary shares, outstanding-diluted	16,510,358	16,510,358	16,510,358
Basic net (loss) earnings per share (in dollars per share)	$ 1.21	$ 0.48	$ (0.11)
Diluted net (loss) earnings per share (in dollars per share)	$ 1.14	$ 0.45	$ (0.11)